INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31, 2011	As of December 31, 2012
Costs:
Customer relationship	$259	$259
Backlog	1	1
Patent	121	121
	381	381

Accumulated amortization:
Customer relationship	(259)	(259)
Backlog	(1)	(1)
Patent	(18)	(31)
	(278)	(291)
Exchange differences	5	6
Intangible assets, net	$108	$96

Schedule of expected useful economic lives
Customer relationship	6 years
Backlog	Within 1 year
Patent	10 years